DUE FROM RELATED PARTIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due from Related Parties, Current	$ 0	$ 15,820,752
Xi Ming Sun [Member]
Due from Related Parties, Current	0	5,386,233
Hyt Group [Member]
Due from Related Parties, Current	$ 0	$ 10,434,519